CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 94,915	$ 86,967
Restricted cash	0	5,601
Available for sale securities	23,324	0
Trade accounts receivable	210	1,074
Due from related parties	9,775	32,745
Other receivables	2,606	4,127
Inventories	1,228	484
Prepaid expenses and accrued income	545	327
Investment in direct financing and sales-type leases, current portion	60,160	103,976
Total current assets	192,763	235,301
Vessels and equipment	1,062,295	811,740
Accumulated depreciation on vessels and equipment	(165,465)	(116,229)
Vessels and equipment, net	896,830	695,511
Newbuildings	123,750	90,601
Investment in direct financing and sales-type leases, long-term portion	1,159,900	1,351,305
Investment in associated companies	169,838	164,364
Loans to related parties - associated companies, long-term	274,184	325,612
Loans to others, long-term	50,000	0
Other long-term investments	3,140	2,945
Deferred charges	25,723	14,828
Financial instruments (long-term): mark to market valuation	0	1,894
Total assets	2,896,128	2,882,361
Current liabilities
Current portion of long-term debt	150,342	162,785
Trade accounts payable	681	449
Due to related parties	4,421	32,816
Accrued expenses	9,370	6,513
Other current liabilities	9,334	6,138
Total current liabilities	174,148	208,701
Long-term liabilities
Long-term debt	1,760,122	1,760,069
Financial instruments (long-term): mark to market valuation	79,870	57,291
Other long-term liabilities	24,897	27,380
Total liabilities	2,039,037	2,053,441
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 79,125,000 shares issued)	79,125	79,125
Additional paid-in capital	61,670	60,261
Contributed surplus	548,354	532,143
Accumulated other comprehensive loss	(62,004)	(43,950)
Accumulated other comprehensive loss - associated companies	(24,737)	(44,811)
Retained earnings	254,683	246,152
Total stockholders' equity	857,091	828,920
Total liabilities and stockholders' equity	$ 2,896,128	$ 2,882,361